September 2002

Dear Shareholder:

There is no doubt that the ongoing decline in the stock market, now extending for 30 months from its high in March 2000, is disturbing. Furthermore, the fear that has gripped the market over the last five months has sent stock prices down to five-year lows. We are all aware of the reasons - accounting issues, corporate greed, threat of war, and the loss of so much money by investors. It is during times as the present that we need to remember that this time will pass too.

Few stocks or sectors were immune to the market decline. Healthcare and selective financials helped relative performance while technology and telecommunications issues did the worst. Please refer to the Management Discussion of Fund Performance on the subsequent page for more complete information of the Fund's performance.

The current economy appears to be not nearly as dire as stock prices. The recovery has been in place for most of the year, improving throughout 2002, and on a pace of 3.5% growth. Disposable income growth remains firm while the decline in interest rates has helped debt servicing burdens. There has been continued productivity growth and some inventory rebuilding. The year over year comparisons for corporate profits get only easier immediately ahead. Actually, the economy is acting quite characteristically coming out of a recession, including the lagging employment and capital spending indicators.

The stock market is currently valued at about 14.5x forecasted 2003 earnings. This is comparable with the long-term, historical price-earnings ratio of stocks. On the other hand, interest rates have declined to 40 year lows, with 10-year U.S. Treasury bonds currently yielding less than 4%. The last time bonds yielded this low, stocks sold at 21x earnings.

Particularly, in times such as these, it is important to be mindful that stock valuations are determined by earnings growth and interest rates. Ben Graham said that the market in the long run was a weighing machine, dictated by such fundamentals. In the short run, he said that the market is a voting machine, determined by psychology and participants' opinions. In the late Nineties, it is obvious now to all that most voted instead of weighing. For 26 months into this decline, the market corrected these excesses, particularly in the speculative parts of the market. Beginning in June of this year, selling became indiscriminate and fearful, ignoring assets and earnings power.

The economy and, therefore, the stock market are not without further risks in the near term. But we submit that the current market offers a rare profit opportunity to acquire stocks of very good companies that are selling at significant discounts to their underlying business values. Many of these stocks have dividend yields 2-3 times more than those available in money market funds. We also see evidence that there are solutions already in place for many of the problems to which the market has been concerned over the last 12 months. Finally, we have unfailing confidence in the self-correcting mechanism of the American free enterprise system and, yes, we admit to being optimists. We see no other way to approach investing, no other proven way of accumulating wealth over the long term.

Aegis Asset Management, Inc. Gulf Investment Management, a division of OFI Institutional Asset Management, Inc.

For a prospectus and more information, including charges and expenses, call toll free 1-800-998-6658. The prospectus should be read carefully before investing. Past performance does not guarantee future results.

Distributed by Unified Financial Securities, Inc, 431 N. Pennsylvania St., Indianapolis, IN 46204 Member NASD, SIPC

                    Management Discussion of Fund Performance



                           3 Months       6 Months       Average
                            Actual         Actual        Total Return
                            Return         Return        Since Inception
                                                        (January 10, 2002)
                         -----------------------------------------------------
Class-A Shares             -22.22%            -31.36%         -29.00%
S&P 500                    -17.27 %            -28.37%        -28.73%
Russell 1000 Value         -18.77 %            -25.69%        -23.09%




            Westcott Large Cap          S&P 500               Russell 1000
            Value Fund A Share        Index - $7,127        Value Index - $7,691
                     - $7,100
     1/10/02          9,500.00          10,000.00              10,000.00
     1/31/02          9,480.87           9,777.29               9,867.17
     2/28/02          9,653.07           9,588.70               9,883.14
     3/31/02          9,825.28           9,949.22              10,350.58
     4/30/02          9,557.40           9,344.76               9,995.53
     5/31/02          9,528.70           9,275.34              10,045.77
     6/30/02          8,667.67           8,614.41               9,468.91
     7/31/02          8,017.12           7,943.16               8,588.73
     8/31/02          8,036.25           7,995.17               8,653.65
     9/30/02          7,098.69           7,127.05               7,691.31




This chart shows the value of a hypothetical initial investment of $10,000 in the Fund, Russell 1000 Value Index, and the Standard & Poor's 500 Index "S&P 500 Index" on January 10, 2002 (commencement of operations) and held through September 30, 2002. The S&P 500 Index and Russell 1000 Value Index are widely recognized as general indicators of the overall health of the U.S. stock market. Individuals cannot invest directly in these Indexes. Performance figures reflect the change in value of equity in the Indices, and are not annualized. The Indexes returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

                           3 Months       6 Months           Average
                            Actual         Actual            Total Return
                            Return         Return           Since Inception
                                                           (December 24, 2001)
                          -----------------------------------------------------
Class-I Shares              -18.06%        -27.70%              -25.60%
S&P 500                     -17.27%        -28.37%              -29.22%
Russell 1000 Value          -18.77%        -25.69%              -23.95%




             Westcott Large Cap Value    S&P 500             Russell 1000
             Fund Institutional Class     Index              Value Index
                   $7,440                 $7,078              $7,605

    12/24/01        10,000.00           10,000.00            10,000.00
     1/31/02         9,920.00            9,709.90             9,755.87
     2/28/02        10,100.00            9,522.61             9,771.65
     3/31/02        10,290.00            9,880.65            10,233.82
     4/30/02        10,010.00            9,280.35             9,882.77
     5/31/02         9,980.00            9,211.41             9,932.44
     6/30/02         9,080.00            8,555.03             9,362.10
     7/31/02         8,400.00            7,888.41             8,491.84
     8/31/02         8,420.00            7,940.06             8,556.03
     9/30/02         7,440.00            7,077.93             7,604.55


This chart shows the value of a hypothetical initial investment of $10,000 in the Fund, Russell 1000 Value Index, and the Standard & Poor's 500 Index "S&P 500 Index" on December 24, 2001 (commencement of operations) and held through September 30, 2002. The S&P 500 Index and Russell 1000 Value Index are widely recognized as general indicators of the overall health of the U.S. stock market. Individuals cannot invest directly in these Indexes. Performance figures reflect the change in value of equity in the Indices, and are not annualized. The Indexes returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Westcott Large Cap Fund
Schedule of Investments
September 30, 2002


Common Stocks - 99.8%                                                                 Shares                     Value

Air Transportation, Scheduled - 4.7%
Southwest Airlines Co.                                                                   14,000                 $   182,840
                                                                                                            ----------------

Construction Machinery & Equipment - 3.0%
Caterpillar, Inc.                                                                         3,200                     119,104
                                                                                                            ----------------

Crude Petroleum & Natural Gas - 4.8%
Burlington Resources, Inc.                                                                4,900                     187,964
                                                                                                            ----------------

Electric & Other Services Combined - 4.7%
Exelon Corp.                                                                              3,900                     185,250
                                                                                                            ----------------

Finance Services - 3.8%
American Express Co.                                                                      4,800                     149,664
                                                                                                            ----------------

Fire, Marine, Casualty Insurance - 4.4%
Allstate Corp.                                                                            4,900                     174,195
                                                                                                            ----------------

Motor Vehicle Parts & Accessories - 3.5%
Delphi Corporation (formerly Delphi Automotive Systems, Inc.)                            16,100                     137,655
                                                                                                            ----------------

National Commercial Banks - 15.1%
Bank of America Corp.                                                                     2,400                     153,120
J.P. Morgan Chase & Co.                                                                   7,200                     136,728
U.S. Bancorp                                                                              6,500                     120,770
Wells Fargo & Co.                                                                         3,800                     183,008
                                                                                                            ----------------
                                                                                                            ----------------
                                                                                                                    593,626
                                                                                                            ----------------

Newspapers: Publishing Or Publishing & Printing - 4.4%
Dow Jones & Co., Inc.                                                                     4,450                     170,925
                                                                                                            ----------------

Oil, Gas, Field Services - 4.6%
Schlumberger Ltd..                                                                        4,650                     178,839
                                                                                                            ----------------

Paper Mills - 3.2%
Kimberly-Clark Corp.                                                                      2,200                     124,608
                                                                                                            ----------------

Petroleum Refining - 4.5%
ChevronTexaco Corp.                                                                       2,550                     176,588
                                                                                                            ----------------

Pharmaceutical Preparations - 12.6%
Abbott Laboratories, Inc.                                                                 3,600                     145,440
Bristol-Myers Squibb, Inc.                                                                6,400                     152,320
Johnson & Johnson, Inc.                                                                   3,600                     194,688
                                                                                                            ----------------
                                                                                                            ----------------
                                                                                                                    492,448
                                                                                                            ----------------

See accompanying notes which are an integral part of the financials.

Westcott Large Cap Fund
Schedule of Investments
September 30, 2002 - continued


Common Stocks - continued                                                             Shares                     Value

Plastic Mail, Synth Resin/Rubber, Cellulos (No Glass) - 3.5%
duPont (E.I.) deNeMours & Co.                                                             3,800                   $ 137,066
                                                                                                            ----------------

Primary Production of Aluminum - 2.8%
Alcoa, Inc.                                                                               5,700                     110,010
                                                                                                            ----------------

Retail - Department Stores - 2.9%
The May Department Stores Co.                                                             5,000                     113,850
                                                                                                            ----------------

Retail - Grocery Stores - 3.7%
Albertson's, Inc.                                                                         6,050                     146,168
                                                                                                            ----------------

Semiconductors & Related Devices - 3.2%
Intel Corp.                                                                               9,100                     126,399
                                                                                                            ----------------

Telephone Communications (No Radiotelephone) - 10.4%
AT&T Corp.                                                                               13,000                     156,130
SBC Communications, Inc.                                                                  4,850                      97,485
Verizon Communications, Inc.                                                              5,600                     153,664
                                                                                                            ----------------
                                                                                                            ----------------
                                                                                                                    407,279
                                                                                                            ----------------

TOTAL COMMON STOCKS (Cost $4,983,478)                                                                             3,914,478
                                                                                                            ----------------

Money Market Securities - 1.6%
Huntington Money Fund - Investment A, 0.67%, (Cost $62,721) (a)                          62,721                      62,721
                                                                                                            ----------------

TOTAL INVESTMENTS (Cost $5,046,199) - 101.4%                                                                   $  3,977,199
                                                                                                            ----------------

Liabilities in excess of cash and other assets - (1.4%)                                                             (55,610)
                                                                                                            ----------------

TOTAL NET ASSETS - 100.0%                                                                                      $  3,921,589
                                                                                                            ================


(a) Variable rate security; the coupon rate shown represents the rate at September 30, 2002.

See accompanying notes which are an integral part of the financials.

Westcott Large Cap Fund
Statement of Operations

                                                                                                        Period ended
                                                                                                      September 30, 2002
                                                                                                    -----------------------
Investment Income
Dividend income                                                                                                   $ 79,271
Interest income                                                                                                      9,286
                                                                                                    -----------------------
  Total Income                                                                                                      88,557
                                                                                                    -----------------------

Expenses
Investment advisor fee                                                                                              47,251
Distribution fees - Class A                                                                                          2,014
Trustee's  fees                                                                                                      1,342
                                                                                                    -----------------------
  Total Expenses before reimbursement                                                                               50,607
Reimbursed expenses                                                                                                 (1,342)
                                                                                                    -----------------------
                                                                                                    -----------------------
Total operating expenses                                                                                            49,265
                                                                                                    -----------------------
                                                                                                    -----------------------
Net Investment Income (Loss)                                                                                        39,292
                                                                                                    -----------------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                                 (847,033)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                                     (1,069,000)
                                                                                                    -----------------------
                                                                                                    -----------------------
Net realized and unrealized gain (loss) on investment securities                                                (1,916,033)
                                                                                                    -----------------------
                                                                                                    -----------------------
Net increase (decrease) in net assets resulting from operations                                               $ (1,876,741)
                                                                                                    =======================

See accompanying notes which are an integral part of the financials.

Westcott Large Cap Fund
Statement of Changes In Net Assets


                                                                                Period ended
Increase (Decrease) in Net Assets                                          September 30, 2001 (a)
                                                                          -------------------------
Operations
  Net investment income (loss)                                                            $ 39,292
  Net realized gain (loss) on investment securities                                       (847,033)
  Change in net unrealized appreciation (depreciation)                                  (1,069,000)
                                                                          -------------------------
                                                                          -------------------------
  Net increase (decrease) in net assets resulting from operations                       (1,876,741)
                                                                          -------------------------
Distributions
  From net investment income                                                                     0
  From net realized gain                                                                         0
                                                                          -------------------------
  Total distributions                                                                            0
                                                                          -------------------------
Share Transactions
Class A
   Net proceeds from sale of shares                                                      2,354,627
   Shares issued in reinvestment of distributions                                                0
   Shares redeemed                                                                      (1,006,505)
                                                                          -------------------------
                                                                          -------------------------
Total Class A share transactions                                                         1,348,122
                                                                          -------------------------

Institutional Class
   Net proceeds from sale of shares                                                      8,414,386
   Shares issued in reinvestment of distributions                                                0
   Sahres redeemed                                                                      (3,964,178)
                                                                          -------------------------
                                                                          -------------------------
Total Institutional Class share transactions                                             4,450,208
                                                                          -------------------------

Net increase (decrease) in net assets
   resulting from share transactions                                                     5,798,330
                                                                          -------------------------
Net Assets                                                                             $ 3,921,589
                                                                          =========================


Capital Share Transactions - A Shares
  Shares sold                                                                              240,963
  Shares issued in reinvestment of distributions                                                 0
  Shares repurchased                                                                      (101,788)
                                                                          -------------------------

  Net increase (decrease) from capital transactions                                        139,175
                                                                          =========================

Capital Share Transactions - Institutional Class
  Shares sold                                                                              861,301
  Shares issued in reinvestment of distributions                                                 0
  Shares repurchased                                                                      (472,877)
                                                                          -------------------------

  Net increase (decrease) from capital transactions                                        388,424
                                                                          =========================


(a) For the period December 24, 2001 (Commencement of Operations) to September
30, 2002.


See accompanying notes which are an integral part of the financials.

Westcott Large Cap Fund
Statement of Assets and Liabilities

                                                                                     September 30, 2002

Assets
Investments in securities, at value (cost $5,046,199)                                 $ 3,977,199
Interest receivable                                                                            54
Dividends receivable                                                                        6,266
Receivable for investments sold                                                            47,971
                                                                                  -----------------------
     Total assets                                                                       4,031,490
                                                                                  -----------------------

Liabilities
Accrued advisory fees                                                                       4,065
Accrued 12b-1 fees                                                                            555
Redemptions payable                                                                       105,281
                                                                                 -----------------------
     Total liabilities                                                                    109,901
                                                                                 -----------------------

Net Assets                                                                            $ 3,921,589
                                                                                 =======================

Net Assets consist of:
Paid in capital                                                                         5,798,330
Accumulated net investment income (loss)                                                   39,292
Accumulated net realized gain (loss) on investments                                      (847,033)
Net unrealized appreciation (depreciation) on investments                              (1,069,000)
                                                                                -----------------------

Net Assets                                                                             $ 3,921,589
                                                                                =======================

Class A:
Net Asset value
   and redemption price per share ($1,032,142 / 139,175)                                   $ 7.42
                                                                                =======================

Maximum offering price per share
   ($7.42 / 95%)                                                                             7.81
                                                                                =======================

Redemption price per share ($7.42 x 99%)                                                   $ 7.35
                                                                                =======================

Institutional Class:
Net Asset value offer price per share
   and redemption price per share ($2,889,447 / 388,424)                                   $ 7.44
                                                                                =======================

See accompanying notes which are an integral part of the financials.

Westcott Large Cap Fund
Class A
Financial Highlights

                                                        Period ended
                                                     September 30, 2002   (a)
                                                   -----------------------
Selected Per Share Data
Net asset value, beginning of period                                 9.93
                                                   -----------------------
Income (loss) from investment operations
   Net investment income (loss)                                      0.10
   Net realized and unrealized gain (loss)                          (2.61)
                                                   -----------------------
Total from investment operations                                    (2.51)
                                                   -----------------------

Less distributions:
   Distributions from net investment income                          0.00
   Distributions from net realized gains                             0.00
                                                   -----------------------
Total distributions                                                  0.00
                                                   -----------------------
                                                   -----------------------
Net asset value, end of period                                     $ 7.42
                                                   =======================

Total Return (d)                                                  -25.28% (b)(d)

Ratios and Supplemental Data
Net assets, end of period (000)                                    $1,032
Ratio of expenses to average net assets                             1.35% (c)
Ratio of expenses to average net assets
   before reimbursement                                             1.39% (c)
Ratio of net investment income (loss) to
   average net assets                                               1.54% (c)
Ratio of net investment income (loss) to
   average net assets before reimbursement                          1.51% (c)
Portfolio turnover rate                                            46.81%


(a) For the period January 10, 2002 (Commencement of Operations) to September 30, 2002.
(b) For periods of less than a full year, total return is not annualized
(c) Annualized
(d) Total return does not include sales load

See accompanying notes which are an integral part of the financials.

Westcott Large Cap Fund
Institutional Class
Financial Highlights

                                                        Period ended
                                                     September 30, 2002   (a)
                                                   -----------------------
Selected Per Share Data
Net asset value, beginning of period                                10.00
                                                   -----------------------
Income (loss) from investment operations
   Net investment income (loss)                                      0.05
   Net realized and unrealized gain (loss)                          (2.61)
                                                   -----------------------
Total from investment operations                                    (2.56)
                                                   -----------------------

Less distributions:
   Distributions from net investment income                          0.00
   Distributions from net realized gains                             0.00
                                                   -----------------------
Total distributions                                                  0.00
                                                   -----------------------
                                                   -----------------------
Net asset value, end of period                                     $ 7.44
                                                   =======================

Total Return (d)                                                  -25.60% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                    $2,890
Ratio of expenses to average net assets                             1.10% (c)
Ratio of expenses to average net assets
   before reimbursement                                             1.13% (c)
Ratio of net investment income (loss) to
   average net assets                                               0.77% (c)
Ratio of net investment income (loss) to
   average net assets before reimbursement                          0.74% (c)
Portfolio turnover rate                                            46.81%


(a) For the period of December 24, 2002 (Commencement of Operations) through September 30, 2002.
(b) For periods of less than a full year, total return is not annualized
(c) Annualized
(d) Total return does not include sales load


See accompanying notes which are an integral part of the financials.

                          Westcott Large Cap Value Fund
                          Notes to Financial Statements
                               September 30, 2002

NOTE 1.  ORGANIZATION

     The Westcott Large Cap Value Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on September 29, 1999 and commenced operations on December 24, 2001. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long term growth of capital. The Board of Trustees has authorized 3 classes of shares of the Fund: Class A shares, Class B shares (inactive), and the Institutional Class shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Aegis Asset Management, Inc. (the "Adviser"). The Adviser has entered into a Sub-Advisery Agreement with Gulf Investment Management, (the "Sub-Adviser"), a division of OFI Institutional Asset Management, Inc., to serve as the sub-adviser of the Fund and manage the Fund's investments.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last-quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Sub-Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Sub-Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Sub-Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to comply with federal tax rules regarding distribution of substantially all its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

                          Westcott Large Cap Value Fund
                          Notes to Financial Statements
                         September 30, 2002 - continued


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

   Estimates - Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Aegis Asset Management, Inc., 230 Westcott St., Suite 1, Houston, Texas 77007, (the "Adviser") serves as investment adviser to the Fund. The Adviser was organized as a Texas corporation in 1993. William S. Kilroy Jr. is the controlling shareholder of the Adviser. The Adviser manages large capitalization equity, medium capitalization equity, balanced and fixed income portfolios for a variety of tax-exempt and taxable clients.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), 12b-1 expenses, fees and expenses of the non-interested person Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee (based on average daily net assets) of 1.10% computed and accrued daily and paid monthly. For the period December 24, 2001 (commencement of operations) through September 30, 2002, the Adviser earned a fee of $47,251 from the Fund. The Adviser has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person Trustees incurred by the Fund through January 31, 2003. For the period December 24, 2001 (commencement of operations) through September 30, 2002, the Adviser reimbursed expenses of $1,342.

 The sub-adviser to the Fund is Gulf Investment Management, a division of OFI Institutional Asset Management Inc., Three Memorial City Plaza, 840 Gessner, Suite 500, Houston, TX 77024-4258 (the Sub-Adviser"). The Sub-Adviser has served as the Fund's sub-adviser since April 1, 2002. Under the terms of the Sub-Advisery Agreement, the Sub-Adviser receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Fund. Prior to April 1, 2002, Gulf Investment Management, Inc., a Texas corporation, served as the Fund's sub-adviser.

    The Fund retain Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

                          Westcott Large Cap Value Fund
                          Notes to Financial Statements
                         September 30, 2002 - continued

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Securities, Inc., to act as the principal distributor of the Fund's shares. On behalf of the Class A shares, the Fund has adopted a distribution plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940, as amended. Under the Distribution Plan, the Fund is authorized to pay a fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Class A shares. For the period December 24, 2001 (commencement of operations) through September 30, 2002, the Fund incurred distribution expenses of $2,014 for Class A shares.

NOTE 4.  INVESTMENTS

     For the period December 24, 2001 (commencement of operations) through September 30, 2002, purchases of investment securities, other than short term investments, aggregated $8,032,476 and $3,048,999 for sales. At September 30, 2002, the unrealized appreciation for all securities totaled $54,843 and the unrealized depreciation for all securities totaled $1,123,843 for a net unrealized depreciation of $1,069,000. The aggregate cost of securities for federal income tax purposes at September 30, 2002 was $5,096,665. The difference between book cost and tax cost consists of wash sales in the amount of $50,466.

NOTE 5.  RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities, but is affiliated with Westcott Securities, LLC. Westcott Securities, LLC can receive commissions on trades made on behalf of the Fund. For the period ended September 30, 2002, Westcott Securities, LLC received $6,217 in commissions from the Fund.

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2002, Donaldson, Lufkin, and Jenrette beneficially owned in aggregate 75.70% of the Class A shares of the Fund and National Financial Services, Inc., owned in aggregate 25.04% of Class I shares of the Fund.

NOTE 6.  CAPITAL STOCK AND DISTRIBUTION

At September 30, 2002, the Fund was authorized to issue an unlimited number of beneficial shares with no par value. Paid in capital at September 30, 2002 was $5,798,330.

NOTE 7.  LOSS CARRYFORWARDS

There are no capital loss carryforwards that exist as of September 30, 2002.

At September 30, 2002, the Fund elected for federal tax purposes to defer Post-October capital losses of $795,567. Capital loss deferrals are available to offset subsequent years realized capital gains. To the extent that these deferrals are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

                             Westcott Large Cap Fund
                          Notes to Financial Statements
                         September 30, 2002 - continued


NOTE 8.  DISTRIBUTION TO SHAREHOLDERS

There were not distributions during the period ended September 30, 2002.

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                      $39,292
Undistributed long-term capital gains                    0
Unrealized appreciation / (depreciation)        (1,916,033)
                                                -----------
                                               ($1,876,741)

NOTE 9. SALES LOADS

o        Class A Shares

The public offering price for Class A shares of the Fund is the next determined NAV plus a sales load ranging from 5% to 0% based on the initial amount of the investment. If you purchase $1 million or more of Class A shares of the Fund, the purchase may be made without an initial sales load. However, those shares are subject to a contingent deferred sales charge ("CDSC") if redeemed within one year of the date of the purchase. The CDSC is 1.00% based on the lower or the original purchase price or net asset value at the time of the redemption. Reinvested dividends and distributions from Class A shares are not subject to the CDSC. Review the Prospectus for a chart of these charges.



o        Institutional Shares

Institutional shares are available for purchase by registered investment advisors, bank trust departments, financial planners and other financial intermediaries on behalf of the clients. Institutional shareholders pay no sales load or 12b-1 fees.

NOTE 10.  ELECTION OF TRUSTEES - (Unaudited)

At a special meeting of the shareholders held on May 29, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                                            For              Withheld              Total

Gary Hippenstiel                      10,516,210.432        648,472.896        11,164,683.328

Mark Muller                           10,856,443.432        308,239.896        11,164,683.328

Ken Trumpfheller                      10,493,506.432        671,176.896        11,164,683.328

Richard  Wright                       10,858,138.432        306,544.896        11,164,683.328

                             Westcott Large Cap Fund
                          Notes to Financial Statements
                         September 30, 2002 - continued

NOTE 11.  APPROVAL OF SUBADVISER - (Unaudited)

At a special meeting of the shareholders held on May 24, 2002, a vote was held on a proposal to approve a new Sub-Advisery Agreement for the Fund between Aegis Asset Management, Inc. (the Adviser) and Gulf Investment Management, a division of OFI Institutional Asset Management, Inc. (the Sub-Adviser). The vote tally was as follows:

   For Approval        Against Approval          Total
--------------------  -------------------- ------------------
            503,810                 9,860            513,670

                                 Information Regarding Trustees and Officers

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex**
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Mark W. Muller                                           Trustee         Trustee since 1999             28
5016 Cedar River Tr.
Fort Worth, Texas 76137
Year of Birth:  1964
--------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
President of JAMAR  Resources,  Inc., a  manufacturers  representative                      None
firm,  September  2001 to present.  Account  Manager for SCI,  Inc., a custom  manufacturer,  from  April  2000 to  September  2001.  Account
Manager for Clarion Technologies,  a manufacturer of automotive, heavy truck,  and  consumer  goods,  from 1996 to April  2000.  From 1986 to
1996, an engineer for Sicor, a telecommunication hardware company.
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex**
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee

--------------------------------------------------- ------------------- --------------------- ------------------------
Gary E. Hippenstiel                                      Trustee         Trustee since 1995             13
600 Jefferson Street
Suite 350
Houston, TX  77002
Year of Birth:  1947
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Director, Vice President and Chief Investment Officer of Legacy Trust None
Company since 1992; President and Director of Heritage Trust Company from
1994-1996; Vice President and Manager of Investments of Kanaly Trust Company
from 1988 to 1992.
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of            in Fund Complex
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Richard J. Wright, Jr.                                   Trustee         Trustee since 1999             28
13532 N. Central Expressway
MS 3800
Dallas, Texas 75243
Year of Birth:  1962

----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee

----------------------------------------------------------------------- ----------------------------------------------
Various positions with Texas Instruments,  a technology company, since                      None
1985,  including the  following:  Program  Manager for  Semi-Conductor
Business Opportunity  Management System, 1998 to present;  Development
Manager for web-based interface,  1999 to present; Systems Manager for
Semi-Conductor  Business Opportunity  Management System, 1997 to 1998;
Development  Manager for Acquisition  Manager,  1996-1997;  Operations
Manager for Procurement Systems, 1994-1997.
----------------------------------------------------------------------- ----------------------------------------------

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.


--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) In         Length of           in Fund Complex**
              Name, Age and Address                   Fund Complex**        Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Kenneth D. Trumpfheller*                            President,              Trustee and                 28
1725 E. Southlake Blvd.                             Secretary and       President since 1995
Suite 200                                           Trustee             Secretary since 2000
Southlake, Texas  76092
Year of Birth:  1958
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
President and Managing  Director of Unified Fund  Services,  Inc., the                      None
Fund's  transfer  agent,  fund  accountant  and  administrator,  since
October  2000.  President,   Treasurer  and  Secretary  of  AmeriPrime
Financial  Services,  Inc., a fund  administrator,  (which merged with
Unified  Fund  Services,   Inc.)  from  1994  through   October  2000.
President,   Treasurer   and   Secretary   of   AmeriPrime   Financial
Securities,  Inc., the Trust's distributor through December 2000, from
1994 through December 2000.
----------------------------------------------------------------------- ----------------------------------------------

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) in         Length of           in Fund Complex**
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Michael E. Durham                                   Treasurer      and   Treasurer and CFO              N/A
431 N. Pennsylvania St.                             Chief    Financial       since 2002
Indianapolis, Indiana 46204                         Officer
Year of Birth:  1958
--------------------------------------------------- ------------------- --------------------- ------------------------

----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
Vice-President of Fund Accounting of Unified Fund Services,  Inc., the                      None
Fund's transfer agent,  fund accountant and  administrator,  since May
1995.
----------------------------------------------------------------------- ----------------------------------------------
*Mr. Trumpfheller in an "interested person" of the Trust because he is an officer of the Trust.  In addition, he may be deemed to be an "interested person" of the Trust because he is a registered principal of the Trust's distributor.

**As of December 31, 2001, the term "Fund Complex" refers to AmeriPrime Funds and AmeriPrime Advisors Trust.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 800-998-6658.

INDEPENDENT AUDITOR'S REPORT


To The Shareholders and
Board of Trustees
Westcott Large-Cap Value Fund
(a series of the AmeriPrime Advisor Trust)

We have audited the accompanying statement of assets and liabilities of the Westcott Large-Cap Value Fund, including the schedule of portfolio investments, as of September 30, 2002, and the related statement of operations for the period then ended, changes in net assets for the period then ended, and the financial highlights for the period from December 24, 2001 (commencement of operations) to September 30, 2002 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of September 30, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Westocott Large-Cap Value Fund as of September 30, 2002, the results of its operations for the period then ended, the changes in its net assets and the financial highlights for the period from December 24, 2001 (commencement of operations) to September 30, 2002, in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
October 22, 2002